S000036907 [Member] Annual Fund Operating Expenses - iShares Euro High Yield Corporate Bond USD Hedged ETF - iShares Euro High Yield Corporate Bond USD Hedged ETF	Oct. 31, 2024	[1],[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.